CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD. - Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Profit / (loss) for the year	$ 124	$ 283	$ 281
Total comprehensive (loss) for the year, net of tax	116	$ 189	$ 248
Kyivstar Group Ltd.
Condensed Statement of Income Captions [Line Items]
Profit / (loss) for the year	(168)
Total comprehensive (loss) for the year, net of tax	$ (168)